Accounts Payable and Other Liabilities - Schedule of accounts payable and other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable		$ 49,670	$ 45,974
Other payables	[1]	21,008	24,544
Accrued liabilities	[2]	67,751	91,691
Payroll liabilities		35,646	33,186
Provisions and contingent liabilities	[3]	28,624	46,134
Total		$ 202,699	$ 241,529

[1]	Other payables mainly consist of sales tax and value added tax payable and other miscellaneous payables.
[2]	Accrued liabilities mainly consist of the provision for customer payments, a majority of which was paid during the year ended December 31, 2023 (See Note 19) and general accrued expenses and external interest payable.
[3]	Provisions and contingent liabilities mainly consist of uncertain tax positions (See Note 4), allowance for credit losses related to financial guarantees and merchant overdrafts (See Note 8), and provisions recognized for certain litigation claims (See Note 19).